Goodwill and Other Intangible Assets - Acquired Finite-lived Intangible Assets Narrative (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	14 years	7 years